Exhibit 99.1

Navient Student Loan Trust 2014-6

Monthly Servicing Report

Distribution Date 08/25/2025

Collection Period 07/01/2025 - 07/31/2025

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 9	Trust 2014-6 Monthly Servicing Report: Collection Period 07/01/2025 - 07/31/2025, Distribution Date 08/25/2025

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	08/14/2014	06/30/2025	07/31/2025
	Principal Balance	$154,772,903.21	$47,199,335.25	$46,656,430.58
	Interest to be Capitalized Balance	729,738.48	135,218.48	139,444.10
	Pool Balance	$155,502,641.69	$47,334,553.73	$46,795,874.68
	Specified Reserve Account Balance	3,559,801.00	- N/A -	- N/A -
	Adjusted Pool (1)	$159,062,442.69	$47,334,553.73	$46,795,874.68
	Weighted Average Coupon (WAC)	5.54%	5.70%	5.70%
	Number of Loans	6,838	2,054	2,028
	Aggregate Outstanding Principal Balance - Tbill		$2,799,405.45	$2,810,349.25
	Aggregate Outstanding Principal Balance - SOFR		$44,535,148.28	$43,985,525.43
	Pool Factor		0.299181778	0.295777014
	Since Issued Constant Prepayment Rate		5.84%	5.83%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	07/25/2025	08/25/2025
	A	63939BAA7	$40,384,553.73	$39,907,010.01
	B	63939BAB5	$4,200,000.00	$4,200,000.00

C	Account Balances	07/25/2025	08/25/2025
	Reserve Account Balance	$158,213.00	$158,213.00
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$8,277.42	$12,261.08
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	07/25/2025	08/25/2025
	Adjusted Pool Balance + Supplemental Loan Purchase	$47,334,553.73	$46,795,874.68
	Total Notes	$44,584,553.73	$44,107,010.01
	Difference	$2,750,000.00	$2,688,864.67
	Parity Ratio	1.06168	1.06096

Page 2 of 9	Trust 2014-6 Monthly Servicing Report: Collection Period 07/01/2025 - 07/31/2025, Distribution Date 08/25/2025

II.	Trust Activity 07/01/2025 through 07/31/2025

A	Student Loan Principal Receipts
	Borrower Principal	175,594.79
	Guarantor Principal	108,694.50
	Consolidation Activity Principal	346,773.26
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$631,062.55
B	Student Loan Interest Receipts
	Borrower Interest	82,576.48
	Guarantor Interest	6,517.17
	Consolidation Activity Interest	6,902.85
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	325.74
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	2,913.08
	Total Interest Receipts	$99,235.32
C	Reserves in Excess of Requirement	-
D	Investment Income	$3,728.40
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	$(41,682.00)
	Floor Income Rebate Fees to Dept. of Education	-
	Funds Allocated to the Floor Income Rebate Account	$(3,983.66)
M	AVAILABLE FUNDS	$688,360.61
N	Non-Cash Principal Activity During Collection Period	$(88,157.88)
O	Non-Reimbursable Losses During Collection Period	$3,562.78
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2014-6 Monthly Servicing Report: Collection Period 07/01/2025 - 07/31/2025, Distribution Date 08/25/2025

III.	2014-6 Portfolio Characteristics

		07/31/2025				06/30/2025
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	DEFERMENT	6.03%	39	$1,019,719.76	2.186%	6.03%	35	$855,952.41	1.813%

REPAYMENT:	CURRENT	5.44%	1,640	$32,642,407.10	69.963%	5.55%	1,658	$32,630,768.43	69.134%
	31-60 DAYS DELINQUENT	6.11%	49	$1,382,372.63	2.963%	6.83%	85	$3,399,144.11	7.202%
	61-90 DAYS DELINQUENT	7.37%	46	$2,447,320.57	5.245%	6.13%	32	$1,084,956.49	2.299%
	91-120 DAYS DELINQUENT	5.39%	26	$694,982.96	1.490%	5.61%	14	$198,026.28	0.420%
	> 120 DAYS DELINQUENT	6.12%	61	$2,634,407.76	5.646%	5.92%	84	$3,347,475.18	7.092%

	FORBEARANCE	6.09%	157	$5,678,826.22	12.172%	5.63%	138	$5,478,259.98	11.607%
	CLAIMS IN PROCESS	6.00%	10	$156,393.58	0.335%	5.30%	8	$204,752.37	0.434%

TOTAL			2,028	$46,656,430.58	100.00%		2,054	$47,199,335.25	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2014-6 Monthly Servicing Report: Collection Period 07/01/2025 - 07/31/2025, Distribution Date 08/25/2025

IV.	2014-6 Portfolio Characteristics (cont'd)

	07/31/2025	06/30/2025
Pool Balance	$46,795,874.68	$47,334,553.73
Outstanding Borrower Accrued Interest	$1,455,858.41	$1,427,388.02
Borrower Accrued Interest to be Capitalized	$139,444.10	$135,218.48
Borrower Accrued Interest >30 Days Delinquent	$247,185.46	$252,551.64
Total # Loans	2,028	2,054
Total # Borrowers	1,140	1,155
Weighted Average Coupon	5.70%	5.70%
Weighted Average Remaining Term	198.39	198.69
Non-Reimbursable Losses	$3,562.78	-
Cumulative Non-Reimbursable Losses	$647,073.21	$643,510.43
Since Issued Constant Prepayment Rate (CPR)	5.83%	5.84%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	-	-
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	$61,135.33	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$91,716.08	$225,838.14
Borrower Interest Accrued	$216,540.22	$212,019.86
Interest Subsidy Payments Accrued	$5,757.69	$5,328.28
Special Allowance Payments Accrued	$68,215.89	$66,352.35

Page 5 of 9	Trust 2014-6 Monthly Servicing Report: Collection Period 07/01/2025 - 07/31/2025, Distribution Date 08/25/2025

V.	2014-6 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	0.00%	0	-	0.000%
	- GSL - Unsubsidized	0.00%	0	-	0.000%
	- PLUS (2) Loans	0.00%	0	-	0.000%
	- SLS (3) Loans	0.00%	0	-	0.000%
	- Consolidation Loans	5.70%	2,028	46,656,430.58	100.000%
	Total	5.70%	2,028	$46,656,430.58	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	0.00%	0	-	0.000%
	- Two Year	0.00%	0	-	0.000%
	- Technical	0.00%	0	-	0.000%
	- Other	5.70%	2,028	46,656,430.58	100.000%
	Total	5.70%	2,028	$46,656,430.58	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2014-6 Monthly Servicing Report: Collection Period 07/01/2025 - 07/31/2025, Distribution Date 08/25/2025

VI.	2014-6 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$688,360.61
A	Trustee Fees	-	$688,360.61
B	Primary Servicing Fee	$6,109.95	$682,250.66
C	Administration Fee	$6,667.00	$675,583.66
D	Class A Noteholders' Interest Distribution Amount	$176,468.37	$499,115.29
E	Class B Noteholders' Interest Distribution Amount	$21,571.57	$477,543.72
F	Reserve Account Reinstatement	-	$477,543.72
G	Class A Noteholders' Principal Distribution Amount	$477,543.72	-
H	Class B Noteholders' Principal Distribution Amount	-	-
I	Unpaid Expenses of The Trustees	-	-
J	Carryover Servicing Fee	-	-
K	Remaining Amounts to the Noteholders after the first auction date	-	-
L	Excess Distribution Certificateholder	-	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$46,656,430.58
B	Interest to be Capitalized	$139,444.10
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$158,213.00
E	Less: Specified Reserve Account Balance	$(158,213.00)
F	Total	$46,795,874.68
G	Class A Notes Outstanding (after application of available funds)	$39,907,010.01
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2014-6 Monthly Servicing Report: Collection Period 07/01/2025 - 07/31/2025, Distribution Date 08/25/2025

VII.	2014-6 Distributions

Distribution Amounts

	A	B
Cusip/Isin	63939BAA7	63939BAB5
Beginning Balance	$40,384,553.73	$4,200,000.00
Index	SOFR	SOFR
Spread/Fixed Rate	0.61%	1.50%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	7/25/2025	7/25/2025
Accrual Period End	8/25/2025	8/25/2025
Daycount Fraction	0.08611111	0.08611111
Interest Rate*	5.07449%	5.96449%
Accrued Interest Factor	0.004369700	0.005136088
Current Interest Due	$176,468.37	$21,571.57
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$176,468.37	$21,571.57
Interest Paid	$176,468.37	$21,571.57
Interest Shortfall	-	-
Principal Paid	$477,543.72	-
Ending Principal Balance	$39,907,010.01	$4,200,000.00
Paydown Factor	0.003104966	0.000000000
Ending Balance Factor	0.259473407	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://images.navient.com/investors/data/abrate.txt.

Page 8 of 9	Trust 2014-6 Monthly Servicing Report: Collection Period 07/01/2025 - 07/31/2025, Distribution Date 08/25/2025

VIII.	2014-6 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$44,584,553.73
	Adjusted Pool Balance	$46,795,874.68
	Overcollateralization Amount	$2,750,000.00
	Principal Distribution Amount	$538,679.05
	Principal Distribution Amount Paid	$477,543.72

B	Reserve Account Reconciliation
	Beginning Period Balance	$158,213.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$158,213.00
	Required Reserve Acct Balance	$158,213.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$158,213.00

C	Floor Income Rebate Account
	Beginning Period Balance	$8,277.42
	Deposits for the Period	$3,983.66
	Release to Collection Account	-
	Ending Balance	$12,261.08

D	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2014-6 Monthly Servicing Report: Collection Period 07/01/2025 - 07/31/2025, Distribution Date 08/25/2025